Intangible assets and goodwill	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill
Intangible assets and goodwill

11.Intangible assets and goodwill

At December 31, 2022 and 2021, the acquisition or manufacturing costs and the accumulated amortization of intangible assets and goodwill consisted of the following:

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2022	translation	group	Additions	Reclassifications	Disposals	2022
Amortizable intangible assets
Non-compete agreements	339,796	19,692	150	—	584	(8,449)	351,773
Technology	737,465	42,800	—	143	—	(94,279)	686,129
Licenses and distribution agreements	171,578	6,150	—	4,173	(280)	(12,900)	168,721
Customer relationships	67,641	2,605	4,771	—	—	—	75,017
Construction in progress	315,965	9,673	120	113,353	(77,415)	(2,124)	359,572
Internally developed intangibles	460,213	16,148	31,953	8,678	78,296	(88,942)	506,346
Other	390,336	9,427	3,709	18,894	4,188	(12,370)	414,184
	2,482,994	106,495	40,703	145,241	5,373	(219,064)	2,561,742
Non-amortizable intangible assets
Trade names	252,911	15,470	14,054	—	—	—	282,435
Management contracts	2,637	(16)	—	—	—	—	2,621
Emission certificates	661	—	—	21,098	—	—	21,759
	256,209	15,454	14,054	21,098	—	—	306,815
Intangible assets	2,739,203	121,949	54,757	166,339	5,373	(219,064)	2,868,557
Goodwill	14,944,458	765,366	695,189	—	—	—	16,405,013

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2021	translation	group	Additions	Reclassifications	Disposals	2021
Amortizable intangible assets
Non-compete agreements	311,353	24,652	5,475	—	—	(1,684)	339,796
Technology	685,730	51,733	—	—	2	—	737,465
Licenses and distribution agreements	188,463	8,038	(46)	4,741	154	(29,772)	171,578
Customer relationships	62,774	4,867	—	—	—	—	67,641
Construction in progress	233,272	9,990	—	128,666	(55,446)	(517)	315,965
Internally developed intangibles	394,314	19,639	—	15,427	52,220	(21,387)	460,213
Other	369,081	16,604	1,868	17,073	13,168	(27,458)	390,336
	2,244,987	135,523	7,297	165,907	10,098	(80,818)	2,482,994
Non-amortizable intangible assets
Trade names	233,492	19,419	—	—	—	—	252,911
Management contracts	3,052	264	—	—	—	(679)	2,637
Emission certificates	—	—	—	661	—	—	661
	236,544	19,683	—	661	—	(679)	256,209
Intangible assets	2,481,531	155,206	7,297	166,568	10,098	(81,497)	2,739,203
Goodwill	13,515,133	985,053	444,272	—	—	—	14,944,458

Amortization

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2022	translation	group	Additions	loss	Reclassifications	Disposals	2022
Amortizable intangible assets
Non-compete agreements	311,184	17,881	(260)	8,822	—	585	(8,375)	329,837
Technology	286,593	14,471	—	55,614	—	—	(94,279)	262,399
Licenses and distribution agreements	135,517	4,314	—	4,131	—	(280)	(10,258)	133,424
Customer relationships	18,667	199	—	4,620	—	—	—	23,486
Internally developed intangibles	242,584	8,968	(120)	61,850	57,937	3,077	(88,938)	285,358
Other	255,659	7,252	391	33,980	1,119	(2,653)	(11,726)	284,022
	1,250,204	53,085	11	169,017	59,056	729	(213,576)	1,318,526
Non-amortizable intangible assets
Trade names	28,060	1,734	—	—	—	—	—	29,794
Management contracts	1,546	14	—	—	—	—	—	1,560
	29,606	1,748	—	—	—	—	—	31,354
Intangible assets	1,279,810	54,833	11	169,017	59,056	729	(213,576)	1,349,880
Goodwill	582,881	30,951	—	—	—	—	—	613,832

Amortization

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December
	2021	translation	group	Additions	loss	Reclassifications	Disposals	31, 2021
Amortizable intangible assets
Non-compete agreements	280,835	22,622	(55)	9,456	—	—	(1,674)	311,184
Technology	216,019	15,422	—	53,160	1,023	969	—	286,593
Licenses and distribution agreements	128,749	5,027	—	4,134	—	76	(2,469)	135,517
Customer relationships	13,310	1,278	—	4,079	—	—	—	18,667
Internally developed intangibles	195,376	10,747	—	49,787	7,206	529	(21,061)	242,584
Other	239,566	10,453	—	31,709	1,130	(562)	(26,637)	255,659
	1,073,855	65,549	(55)	152,325	9,359	1,012	(51,841)	1,250,204

Non-amortizable intangible assets
Trade names	25,957	2,103	—	—	—	—	—	28,060
Management contracts	710	99	—	—	737	—	—	1,546
	26,667	2,202	—	—	737	—	—	29,606
Intangible assets	1,100,522	67,751	(55)	152,325	10,096	1,012	(51,841)	1,279,810
Goodwill	556,405	26,476	—	—	—	—	—	582,881

Book value

in € THOUS

	December 31, 2022	December 31, 2021
Amortizable intangible assets
Non-compete agreements	21,936	28,612
Technology	423,730	450,872
Licenses and distribution agreements	35,297	36,061
Customer relationships	51,531	48,974
Construction in progress	359,572	315,965
Internally developed intangibles	220,988	217,629
Other	130,162	134,677
	1,243,216	1,232,790
Non-amortizable intangible assets
Trade names	252,641	224,851
Management contracts	1,061	1,091
Emission certificates	21,759	661
	275,461	226,603
Intangible assets	1,518,677	1,459,393
Goodwill	15,791,181	14,361,577

The amortization of intangible assets amounted to €169,017, €152,325 and €144,669 for the years ended December 31, 2022, 2021, and 2020, respectively. These expenses are allocated within costs of revenue, selling, general and administrative and research and development expenses depending upon the area in which the asset is used.

The Company capitalized development costs of €108,478 in 2022 (€123,275 in 2021), which is included in the line items Internally developed intangibles and Construction in progress in the schedule above.

At December 31, 2022 and 2021, the hyperinflationary effects on intangible assets and goodwill consisted of the following:

Effect of hyperinflation

in € THOUS

		Accumulated
	Acquisition or	amortization and
	manufacturing costs	impairments	December 31, 2022

Non-compete agreements	678	583	95
Licenses and distribution rights	473	330	143
Construction in progress	181	—	181
Internally developed intangibles	2,859	1,666	1,193
Other	7,583	4,789	2,794
Amortizable intangible assets	11,774	7,368	4,406
Management Contracts	2,228	355	1,873
Non-amortizable intangible assets	2,228	355	1,873
Total Intangible assets	14,002	7,723	6,279
Goodwill	60,765	33,810	26,955

		Accumulated
	Acquisition or	amortization and
	manufacturing costs	impairments	December 31, 2021

Internally developed intangibles	2,357	1,465	892
Other	4,154	1,720	2,434
Amortizable intangible assets	6,511	3,185	3,326
Management Contracts	814	355	459
Non-amortizable intangible assets	814	355	459
Total Intangible assets	7,325	3,540	3,785
Goodwill	33,574	33,540	34

Goodwill and intangible assets with indefinite useful lives

The increase in the carrying amount of goodwill during 2022 is mainly a result of the impact of foreign currency translations and the business combination completed among Fresenius Health Partners, Inc., InterWell Health LLC, and Cricket (for further information on this business combination, see note 3).

The carrying amount of goodwill and intangibles with indefinite useful life is allocated to the groups of CGUs at December 31, 2022 and 2021 as follows:

Allocation of the carrying amount to the groups of CGUs

in € THOUS

	North America		EMEA		Asia-Pacific		Latin America
	2022	2021	2022	2021	2022	2021	2022	2021

Goodwill	13,607,465	12,223,884	1,414,332	1,376,542	764,009	756,335	5,375	4,816
Management contracts with indefinite useful life	—	—	—	—	1,061	1,091	—	—
Trade names with indefinite useful life	252,641	224,851	—	—	—	—	—	—
Emission certificates	—	—	21,759	661	—	—	—	—

The Company did not record any impairment losses related to goodwill in 2022 after comparing each CGU’s value in use to its carrying amount. In 2021 the Company recorded an impairment of management contracts in the Asia-Pacific Segment as noted in the “Amortization” table above.